SARATOGA ADVANTAGE TRUST

James Alpha Macro Portfolio

CLASS I SHARES (Ticker: GRRIX)

CLASS A SHARES (Ticker: GRRAX)
CLASS C SHARES (Ticker: GRRCX)

Incorporated herein by reference is the definitive version of the Supplement for the James Alpha Macro Portfolio (formerly named the James Alpha Global Enhanced Real Return Portfolio) filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 5, 2016 (SEC Accession No. 0001580642-16-010090).